UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
17 May 2013      to     13 March 2014

Commission File Number of Issuing entity:                                  001-33605

  STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:     001-31818

     Synthetic Fixed-Income Securities, Inc.
(Exact name of depositor as specified in its charter)

    Synthetic Fixed-Income Securities, Inc.
(Exact name of sponsor as specified in its charter)

                           Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

                        20-7474289

(I.R.S. Employer Identification No.)

301 S. College Street
Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

              (212) 214-6277
(Telephone number, including area code)

                           No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

STRATS(SM) Callable Class A Certificates, Series 2007-1	[X]			New York Stock Exchange

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?                                                YES        [X]        NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated July 13, 2007, relating to the Callable Class A Certificates, Series 2007-1 (the “Certificates”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) and the related Prospectus, dated June 28, 2007 (collectively, the “Prospectus”), of STRATS(SM) Trust for AMBAC Financial Group, Inc. Securities, Series 2007-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

On October 19, 2011, U.S. Bank Trust National Association, as trustee (in such capacity, the “Trustee”) on behalf of the Issuing Entity submitted a Proof of Claim and Release (the “Issuing Entity Claim”) in connection with the In re Ambac Financial Group Inc. Securities Litigation class action lawsuit (the “Ambac Securities Litigation”), in which the issuer of the Underlying Securities was a defendant, and the resulting settlement of the Ambac Securities Litigation.  On November 15, 2013, the United States District Court for the Southern District of New York issued an order approving the distribution plan for the funds awarded to the class members in the settlement of the Ambac Securities Litigation.  On February 21, 2014, the Issuing Entity received funds in the amount of $1,455,843.66 (the “Initial Issuing Entity Award”) relating to the Issuing Entity Claim in the settlement of the Ambac Securities Litigation.

On March 11, 2014, the Trustee issued a notice to the Certificateholders regarding its receipt, on behalf of the Issuing Entity, of the Initial Issuing Entity Award.

In accordance with the terms of (i) the Base Trust Agreement, dated as of September 8, 2006 (the “Base Trust Agreement”), between Synthetic Fixed-Income Securities, Inc., as trustor (in such capacity, the “Trustor”) and the Trustee and (ii) the Series Supplement, dated as of July 16, 2007 (the “Series Supplement” and, together with the Base Trust Agreement, the “Trust Agreement”), between the Trustor and the Trustee, the Initial Issuing Entity Award will be distributed to the Certificateholders.  Such distribution will be made net of all accrued and unpaid expenses of the Trustee and its respective agents up to the Allowable Expense Amount, all accrued and unpaid fees of the Trustee, and any unpaid listing fees of the Issuing Entity.  Following the final disposition of all material outstanding claims of the Issuing Entity, the Issuing Entity will terminate in accordance with the terms of the Trust Agreement.  Capitalized terms used but not defined herein have the meanings assigned in the Trust Agreement.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 March 13, 2014 Distribution Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 March 13, 2014 Distribution Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR AMBAC
FINANCIAL GROUP, INC. SECURITIES,
SERIES 2007-1
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Registrant)

Date: March 13, 2014

By: /s/ Barbara Garafalo
Name: Barbara Garafalo
Title: Vice President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	March 13, 2014 Distribution Statement to Certificateholders.